Share-Based Payments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Cost of performance shares granted	$ 0
Percentage of performance criterion set by company	85.00%
Performance shares up to may be increased	200.00%
Holding period of restricted shares	Five years
Maximum number of matching shares	403,027	169,158
Maximum number of matching shares vesting period	Five years